Income Taxes (Tables)	12 Months Ended
Sep. 27, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Components of income tax expense for the fiscal years indicated were as follows (in millions):

	2015	2014	2013
Current federal income tax	$310	$359	$321
Current state income tax	76	82	73
Current foreign income tax	(1)	2	3
Total current tax	385	443	397
Deferred federal income tax	(40)	(66)	(44)
Deferred state income tax	(2)	(10)	(10)
Deferred foreign income tax	(1)	—	—
Total deferred tax	(43)	(76)	(54)
Total income tax expense	$342	$367	$343

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Actual income tax expense for the fiscal years indicated differed from the amount computed by applying statutory corporate income tax rates to income before income taxes as follows (in millions):

	2015	2014	2013
Federal income tax based on statutory rates	$307	$331	$313
Increase (reduction) in income taxes resulting from:
Tax-exempt interest	(1)	(1)	(1)
Excess charitable contributions	(9)	(8)	(7)
Federal income tax credits	(3)	(3)	(2)
Other, net	2	2	—
Total federal income taxes	296	321	303
State income taxes, net of federal income tax benefit	48	47	41
Tax impact of foreign operations	(2)	(1)	(1)
Total income tax expense	$342	$367	$343

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities were as follows (in millions):

	September 27, 2015	September 28, 2014
Deferred tax assets:
Compensation-related costs	$207	$159
Insurance-related costs	59	53
Inventories	2	—
Lease and other termination accruals	11	13
Rent differential	170	156
Tax basis of fixed assets in excess of financial basis	11	9
Net domestic and international operating loss carryforwards	23	20
Other	15	8
Gross deferred tax assets	498	418
Valuation allowance	(35)	(30)
Deferred tax assets	463	388
Deferred tax liabilities:
Financial basis of fixed assets in excess of tax basis	(117)	(79)
Inventories	—	(5)
Capitalized costs expensed for tax purposes	(3)	(4)
Deferred tax liabilities	(120)	(88)
Net deferred tax asset	$343	$300

Summary of Net Deferred Tax Assets Classification [Table Text Block]
Deferred taxes have been classified on the Consolidated Balance Sheets as follows (in millions):

	September 27, 2015	September 28, 2014
Current assets	$199	$168
Noncurrent assets	144	132
Net deferred tax asset	$343	$300